First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Investment Strategy - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Clean Edge, Inc. (“Clean Edge”) and Nasdaq, Inc. serve as index providers to the Index (the “Index Providers”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to maintain Index integrity. The Index is designed to act as a transparent and liquid benchmark for the smart grid and electric infrastructure sector. According to the Index Provider, the Index includes companies that are primarily engaged and involved in electric grid, electric meters, devices and networks, energy storage and management, connected mobility, and enabling software used by the smart grid and electric infrastructure sector. In order to be eligible for inclusion in the Index, a security must be issued by a company that is classified as a smart grid, electric infrastructure, EV network, smart building, software and/or other grid-related activities company by Clean Edge. Clean Edge categorizes each eligible company as "Pure Play" or "Diversified." "Pure Play" companies are those that receive a significant portion of revenue from smart grid and grid infrastructure activities. "Diversified" companies are those that have activities that contribute to broader grid modernization and smart grid market. In addition, to be included in the Index a security must be listed on a global stock exchange approved by the Index Provider and meet the size, float and liquidity requirements of the Index. A security must have also traded for at least three months on an index-eligible exchange prior to the Index reconstitution reference date. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Fund may also invest in companies with various market capitalizations, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. According to the Index Provider, securities comprising the Index classified as “Pure Play” are given a collective weight of 80% and securities classified as "Diversified" are given a collective weight of 20%. These category weights may only change when necessitated by security-level constraints. Securities are initially weighted by modified free float market capitalization. The Pure Play companies are weighted so that the five largest Pure Play companies may not exceed 8% each of the entire Index and the remaining Pure Play Companies may not exceed 4% each of the entire Index. No Diversified company may exceed 2% of the entire Index. The Index is reconstituted semi-annually and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in industrials companies and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in industrials companies and European issuers, although this may change from time to time.